Other receivables, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Receivables from sales of short-term investment	$ 1,888,662	$ 1,888,662
Others	249,410	147,952
Total other receivables	2,138,072	2,036,614
Less: Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$ 249,410	$ 147,952